Acquisitions and Divestitures	9 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) DHC Corporation acquisition
On November 11, 2022, in an effort to expand ORIX Group’s network in the healthcare business, the Company executed a share purchase agreement with Mr. Yoshiaki Yoshida, a major shareholder of DHC Corporation (hereinafter, “DHC”), and reached a basic agreement to acquire the shares of DHC. On January 31, 2023, as the date of the business combination, the Company acquired the total number of issued shares of DHC and DHC became a wholly owned subsidiary of the Company.
The total cost of the acquisition consideration is ¥300,000 million, which is paid in cash.
Transaction costs of ¥3,435 million were included in selling, general and administrative expenses in the Company’s consolidated statements of income for the year ended March 31, 2022 and 2023.
The Company allocated the acquisition consideration to DHC’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).
The Company finalized the purchase price allocation during the nine months ended December 31, 2023. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed from DHC.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	203,230

Total Assets	370,959

Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	33,567
Other Liabilities	18,291

Total Liabilities	70,606

Noncontrolling interests	353

Net	¥300,000

Goodwill and other intangible assets that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of December 31, 2023. The amounts of fair value of goodwill and identifiable intangible assets at the time of acquisition were ¥94,324 million and ¥104,910 million, respectively. Goodwill is measured as an excess of consideration transferred over the net assets acquired recognized at fair value. The Company calculated the amount of goodwill based on fair value of assets acquired and liabilities assumed. The goodwill represents the future growth of ORIX Group from new revenue streams arising from the consolidation of DHC and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for income tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in PE Investment and Concession segment.

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥77,721	—

Subtotal	77,721

Intangibles subject to amortization:
License	15,976	15
Customer relationships	11,213	16

Subtotal	27,189

Total	¥104,910

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

Millions of yen
Nine months ended December 31, 2022
Total revenues	¥2,062,746
Net Income	226,939
The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.
(2) Other Acquisitions
There were no other individually material acquisitions during the year ended March 31, 2023 or the nine months ended December 31, 2023. The Company and its subsidiaries recognized a bargain purchase gain of ¥1,018 million associated with two of its acquisitions for the nine months ended December 31, 2022. The purchase price allocation has been completed, and the bargain purchase gain has been not changed. The Company and its subsidiaries did not recognize any bargain purchase gain for the nine months ended December 31, 2023.
(3) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2022 and 2023 amounted to ¥26,872 million and ¥11,578 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2022 mainly consisted of ¥183 million in Corporate Financial Services and Maintenance Leasing segment, ¥137 million in Real Estate segment, ¥2,367 million in PE Investment and Concession segment, ¥15,675 million in Environment and Energy segment, ¥4,113 million in ORIX USA segment and ¥4,415 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2023 mainly consisted of ¥4,837 million in PE Investment and Concession segment, ¥155 million in Environment and Energy segment, ¥205 million in Insurance segment, ¥3,872 million in ORIX USA segment and ¥2,502 million in ORIX Europe segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2022 and 2023 amounted to ¥18,283 million and ¥7,950 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2022 mainly consisted of ¥183 million in Corporate Financial Services and Maintenance Leasing segment, ¥2,367 million in PE Investment and Concession segment and ¥15,675 million in Environment and Energy segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2023 mainly consisted of ¥4,828 million in PE Investment and Concession segment, ¥205 million in Insurance segment and ¥2,943 million in ORIX USA segment.